NATURE OF THE BUSINESS (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) segment
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of reportable segments | segment	3
COVID-19 Pandemic
Unusual, Infrequent Items Or Both [Line Items]
Bad debt expense on accounts receivable, financing receivables, and contract assets based on changing economic conditions | $	$ 90